Financial Instruments - Currency Risk (Details) € in Thousands	Dec. 31, 2017 EUR (€) $ / €	Dec. 31, 2016 EUR (€) $ / €
US Dollars
Sensitivity analysis
Closing foreign exchange rate | $ / €	1.1993	1.0541
Currency risk
Sensitivity analysis
Rate increase (as a percent)	10.00%	10.00%
Increase in equity if exchange rate strengthened	€ 416,116	€ 318,528
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	€ 14,615	€ (11,425)
Rate decrease (as a percent)	10.00%	10.00%
Decrease in equity if exchange rate weakened	€ (416,116)	€ (318,528)
Increase (decrease) in profit due to foreign exchange differences if exchange rate weakened	(14,615)	11,425
Currency risk | Euros
Financial instrument risk
Balance sheet exposure	40,633	(141,103)
Currency risk | Euros | Trade receivables
Financial instrument risk
Balance sheet exposure	3,596	5,576
Currency risk | Euros | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	103,338	33,792
Currency risk | Euros | Loans to Group companies
Financial instrument risk
Balance sheet exposure	34,140	597,897
Currency risk | Euros | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	63,981	32,255
Currency risk | Euros | Trade payables
Financial instrument risk
Balance sheet exposure	(14,213)	(11,188)
Currency risk | Euros | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(42,296)	(42,395)
Currency risk | Euros | Loans from Group companies
Financial instrument risk
Balance sheet exposure	(22,913)	(268,040)
Currency risk | Euros | Bank loans
Financial instrument risk
Balance sheet exposure	(85,000)	(489,000)
Currency risk | US Dollars
Financial instrument risk
Balance sheet exposure	105,517	26,852
Currency risk | US Dollars | Trade receivables
Financial instrument risk
Balance sheet exposure	22,936	7,520
Currency risk | US Dollars | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	7,619	37,740
Currency risk | US Dollars | Loans to Group companies
Financial instrument risk
Balance sheet exposure	91,566	1,854
Currency risk | US Dollars | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	2,172	21,254
Currency risk | US Dollars | Trade payables
Financial instrument risk
Balance sheet exposure	(3,582)	(5,062)
Currency risk | US Dollars | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(11,241)	(32,159)
Currency risk | US Dollars | Loans from Group companies
Financial instrument risk
Balance sheet exposure	€ (3,953)	€ (4,295)